HELD FOR SALE - Schedule Of Assets And Liabilities Classified As Held-For-Sale (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Accounts receivable and other	$ 17,140	$ 18,469
Investment properties	96,887	96,686
Property, plant and equipment	86,067	89,264
Equity accounted investments	39,213	40,698
Deferred income tax assets	3,565	3,572
Non-current assets or disposal groups classified as held for sale	542	3,502
Liabilities
Accounts payable and other	42,235	43,077
Non-recourse borrowings of managed entities	136,362	136,292
Deferred income tax liabilities	14,347	14,849
Liabilities associated with assets classified as held for sale	173	1,690
Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	7
Accounts receivable and other	37
Investment properties	135
Property, plant and equipment	166
Equity accounted investments	197
Liabilities
Accounts payable and other	23
Non-recourse borrowings of managed entities	133
Deferred income tax liabilities	17
Real Estate
Assets
Property, plant and equipment	9,509	9,729
Equity accounted investments	21,083	22,314
Real Estate | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	1
Accounts receivable and other	1
Investment properties	135
Property, plant and equipment	0
Equity accounted investments	0
Non-current assets or disposal groups classified as held for sale	137
Liabilities
Accounts payable and other	0
Non-recourse borrowings of managed entities	70
Deferred income tax liabilities	0
Liabilities associated with assets classified as held for sale	70
Infrastructure
Assets
Property, plant and equipment	22,832	23,772
Equity accounted investments	7,797	8,972
Renewable Power and Other | Assets and liabilities classified as held for sale
Assets
Cash and cash equivalents	6
Accounts receivable and other	36
Investment properties	0
Property, plant and equipment	166
Equity accounted investments	197
Non-current assets or disposal groups classified as held for sale	405
Liabilities
Accounts payable and other	23
Non-recourse borrowings of managed entities	63
Deferred income tax liabilities	17
Liabilities associated with assets classified as held for sale	103
Private Equity
Assets
Equity accounted investments	$ 3,741	$ 2,596